Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [abstract]
Summary of movements in property, plant and equipment
The movements in property, plant and equipment for the years ended December 31, 2022 and 2021 have been as follows:

(in €‘000)	Chargers and charging infrastructure	Other fixed assets	Assets under construction	Total
Cost	42,966	1,842	9,123	53,931
Accumulated depreciation and impairment	(12,239)	(1,228)	—	(13,467)
Carrying amount at January 1, 2021	30,727	614	9,123	40,464
Movements in 2021
Additions	—	3	8,107	8,110
Disposals	(2,317)	—	—	(2,317)
Depreciation	(5,417)	(206)	—	(5,623)
Accumulated depreciation of disposals	813	—	—	813
Impairments	(354)	—	—	(354)
Reversal of impairments	381	—	—	381
Reclassifications	6,764	70	(6,764)	70
Carrying amount at December 31, 2021	30,597	481	10,466	41,544
Cost	47,413	1,915	10,466	59,794
Accumulated depreciation and impairment	(16,816)	(1,434)	—	(18,250)
Carrying amount at December 31, 2021	30,597	481	10,466	41,544
Movements in 2022
Acquisition of assets (Mega-E)	88,026	—	2,625	90,651
Acquisition of subsidiary (MOMA)	—	181	—	181
Additions	—	208	30,241	30,449
Disposals	(24,309)	—	—	(24,309)
Depreciation	(16,542)	(185)	—	(16,727)
Accumulated depreciation of disposals	12,951	—	—	12,951
Impairments	(701)	—	—	(701)
Reversal of impairments	679	—	—	679
Reclassifications	35,768	—	(35,768)	—
Carrying amount at December 31, 2022	126,469	685	7,564	134,718
Cost	146,898	2,304	7,564	156,766
Accumulated depreciation and impairment	(20,429)	(1,619)	—	(22,048)
Carrying amount at December 31, 2022	126,469	685	7,564	134,718

Summary of movements in government grants related to chargers and charging infrastructure	The movements in government grants related to chargers and charging infrastructure for the years ended December 31, 2022 and 2021 have been as follows:

(in €‘000)	2022	2021
Opening balance at the beginning of the year	9,628	10,471
Received during the year	512	1,702
Released to the consolidated statement of profit or loss	(1,601)	(2,545)
Reclassifications	(1,554)	—
Closing balance at the end of the year	6,985	9,628